Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities
(a)	Debt Settlement and Derecognition:

In 2016, the Company entered into a debt settlement with a creditor whereby a debt of $138,000 was settled with a cash payment of $33,000, resulting in a gain on debt settlement of $105,000. In 2016, the Company also derecognized debt of $3,000 owed to a foreign creditor, and recognized a gain of $3,000 from the derecognition of accounts payable.

(b)	Flow-Through Tax Indemnification:

In 2015, the Company incurred a shortfall of CAD$14,000 in Canadian exploration expenditures for flow through purposes, and recognized a provision of US$2,000 for flow through indemnification as at December 31, 2017 which was included in accounts payable and accrued liabilities but was derecognized in 2018.

(c)	Flow Through Premium Liability

On April 21, 2017, the Company closed a private placement for 3.8 million flow through common shares at CAD$0.13 per share for gross proceeds of CAD$500,000. The fair value of the shares was CAD$0.11 per share, resulting in the recognition of a flow through premium liability of CAD$0.02 per share for a total of CAD$76,900. (Note 12(b)(ii)).

Balance, December 31, 2016	$-
Add:
Excess of subscription price over fair value of flow through common shares	57
Foreign currency translation adjustment	4
Less:
Income tax recovery	(7)

Balance, December 31, 2017	54
Less:
Income tax recovery	(54)

Balance, December 31, 2018	$-

(d)	Deferred Royalty Liability

The 3% NSR for the Fondaway Canyon project which was acquired in March 2017 has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out in full. A balance of $425,000 was remaining upon the closing of the Membership Agreement. (Note 7(b)).

Deferred Royalty
Liability

Balance, December 31, 2016	$-
Add:
Obligation for advance royalty payments	183
Interest	23
Less:
Advance royalty payment	(35)

Balance, December 31, 2017	171
Add:
Interest	30
Less:
Advance royalty payment	(35)
Foreign currency translation adjustment	(1)

Balance, December 31, 2018	$165